Income Taxes - Schedule of Statutory Federal Income Tax Rate to Losses Before Income Tax Benefit (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025		Dec. 31, 2024
Schedule of Statutory Federal Income Tax Rate to Losses Before Income Tax Benefit [Abstract]
U.S. statutory rate, amount			$ (1,085,190)	[1]	$ (655,737)
U.S. statutory rate, percentage			21.00%	[1]	21.00%
Changes in valuation allowance, amount			$ 1,105,484		$ 827,165
Changes in valuation allowance, percentage			(24.30%)		(26.50%)
Deferred changes, amount			$ (150,012)
Deferred changes, Percentage			5.80%
Effective tax rate, amount
Effective tax rate, percentage			0.00%		0.00%
Other, amount			$ 40,334
Other, percentage			(0.80%)
Effect of income tax rate resulting from:
Statutory state rate, net of federal benefit, amount					$ (55,270)
Statutory state rate, net of federal benefit, percentage					1.80%
Non-taxable or non-deductible expenses, amount			$ 89,383		$ (116,159)
Non-taxable or non-deductible expenses, percentage			(1.70%)		3.70%

[1]	We apply the federal tax rate of 21% which is the federal statutory rate of the United States. State taxes are primarily driven by North Carolina.